Revenue and major customers (Tables)	9 Months Ended
Sep. 30, 2026
Revenue and major customers [Abstract]
Total Revenues
The table below details the Company’s total revenues:
$ in thousands	Q3 2026	Q3 2025	9M 2026	9M 2025
Time charter revenues[1]	116,042	38,362	260,523	100,595
Voyage charter revenues[2]	216,084	68,789	542,707	252,671
Shipping revenues	332,126	107,151	803,230	353,266
Other revenues[3]	293	197	678	971
Total revenues	332,419	107,348	803,908	354,237
Revenues relating to IFRS 15	226,056	77,883	571,256	275,873

[1]The majority of time charter revenues are recognized in accordance with IFRS 16 Leases, while the portion of time charter revenues related to technical management services, equaling $9,678 thousand in the third quarter of 2026, $8,898 thousand in the third quarter of 2025, $27,872 thousand in the first nine months of 2026 and $22,231 thousand in the first nine months of 2025, is recognized in accordance with IFRS 15 Revenue from Contracts with Customers.
[2]Voyage charter revenues are related to revenue from spot charters and are recognized in accordance with IFRS 15.
[3]Other revenues mainly relate to technical management services provided and are recognized in accordance with IFRS 15.